Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net loss	$ 4,481	$ 7,277	$ 6,500	$ 5,796	$ 8,206
Other comprehensive income:
Foreign currency translation adjustments		(267)	(267)	(48)	(39)
Total comprehensive loss	$ 4,481	$ 7,010	$ 6,233	$ 5,748	$ 8,167